Offerings - Offering: 1	Aug. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	7,900,000
Proposed Maximum Offering Price per Unit	4.05
Maximum Aggregate Offering Price	$ 31,995,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,418.51
Offering Note	Represents 7,900,000 shares of common stock, par value $0.0001 per share (“Common Stock”), of Z Squared Inc. (the “Registrant”) issuable pursuant to the Z Squared Inc. 2025 Incentive Compensation Plan (the “2025 Plan”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the 2025 Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of the outstanding shares of Common Stock.

Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Market on August 19, 2026, which date is within five business days prior to the filing of this Registration Statement.

Calculated in accordance with Section 6(b) of the Securities Act at a rate equal to $138.10 per $1,000,000 of the proposed maximum aggregate offering price.